As filed with the Securities and Exchange Commission on August 27, 2012

1933 Act Registration No. 333-135371

1940 Act Registration No. 811-21913

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 37	☒

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		☒
Amendment No. 39		☒

DundeeWealth Funds

(Exact name of registrant as specified in Charter)

1160 West Swedesford Road, Suite 140

Berwyn, PA 19312

(Address of Principal Executive Offices and Zip Code)

DAVID LEBISKY
DUNDEEWEALTH US, LP
1160 WEST SWEDESFORD ROAD, SUITE 140
BERWYN, PA 19312
(Name and Address of Agent for Service)

COPY TO:

JOSHUA B. DERINGER, ESQ.
DRINKER BIDDLE & REATH LLP
ONE LOGAN SQUARE, STE. 2000
PHILADELPHIA, PA 19103-6996

It is proposed that this filing will become effective (check appropriate box)

☐ immediately upon filing pursuant to paragraph (b)
☒ on September 27, 2012 pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)
☐ on (date) pursuant to paragraph (a)(1)
☐ 75 days after filing pursuant to paragraph (a)(2)
☐ on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☒ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 37 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended (“1933 Act”), solely for the purpose of delaying until September 27, 2012 the effectiveness of the Registrant’s Post-Effective Amendment No. 36 filed on June 14, 2012, which, pursuant to Rule 485(a)(2) of the 1933 Act, was scheduled to become effective on August 28, 2012.

      This Post-Effective Amendment No. 37 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 36.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 37 (the “Amendment”) to be signed on its behalf by the undersigned, thereto duly authorized in the City of Berwyn, Commonwealth of Pennsylvania on the 27th day of August 2012.

DUNDEEWEALTH FUNDS

By:	/s/ Amy Duling
Name: Amy Duling
Title: President

Pursuant to the requirements of the 1933 Act, this Amendment to the registration statement has been signed below by the following persons in the capacities indicated on the 27th day of August 2012.

John Pereira *	Trustee
John Pereira
Gary Shugrue *	Trustee
Gary Shugrue
James Patton *	Trustee
James Patton
Malcolm MacColl *	Trustee
Malcolm MacColl
/s/Amy Duling	President
Amy Duling
/s/ John Leven	Treasurer (Principal Financial Officer)
John Leven

*By:	/s/ Joshua B. Deringer
Joshua B. Deringer
Attorney-In-Fact (pursuant to Power of Attorney)